Mid-Term Bond Fund (Prospectus Summary) | Mid-Term Bond Fund
Mid-Term Bond Fund May 1, 2012
Investment Objective.
The primary investment objective of the Fund is to produce a high level of current income.
The secondary investment objective is the preservation of shareholders' capital.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mid-Term Bond Fund Mid-Term Bond Fund Class
Management Fees	0.40%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.55%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods,
(b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included.
Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Mid-Term Bond Fund Mid-Term Bond Fund Class	56	178	311	709

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 23.69% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests primarily in publicly-traded, investment-grade debt securities.

• At least 80% of the Fund's total assets are invested in investment-grade bonds issued by U. S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities.
Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.

• It is possible that certain corporate bonds in the Fund's portfolio can be below investment grade, commonly referred to as "junk bonds."

• The Fund's securities holdings will have an average maturity of three to seven years.
Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Mortgage risk: The duration of mortgage-related securities tends to be inversely related to changes in interest rates. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security. Mortgage-backed securities issued by private corporations generally have more credit risk than securities issued by U.S.
Government agencies.

• Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to resell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund will lose value if it sells zero coupon securities prior to their maturity date. The longer the remaining term to maturity, the greater impact interest rate changes will have on the value of the security.

• Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets. The Fund's investment results may differ from the results of a comparable bond market and from the results of other funds that invest in the same types of securities. Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively. The prices of debt securities may be subject to significant volatility. Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease. During economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due. Non-investment grade debt obligations, known as "junk bonds", have a higher risk of default and tend to be less liquid than higher-rated securities. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in the junk bond category than in higher-rated categories.
Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund's highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund's total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund's past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at
http://www.mutualofamerica.com or by calling 1-800-468-3785.
The bar chart and table below show the annual return and average annual returns of the Fund.

Best and Worst Performing Quarters Quarter/Year Total Return Best Third quarter 2002 4.56% Worst Second quarter 2004 (2.87)%
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Mid-Term Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Mid-Term Bond Fund Class	Mid-Term Bond Fund	6.34%	6.61%	5.24%
Barclays Intermediate Government/Credit Bond Fund Index	Barclays Intermediate Government/Credit Bond Fund Index (Index reflects no deduction of any charges against the assets)	5.80%	5.88%	5.20%